Deferred Income (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Income

Deferred income consists of the following:

	December 31,
	2012	2013
	RMB	RMB

Deferred revenue arising from Shopper’s Card Program (Note 2(l)) and others	14,327	22,477
Deferred rebate income	18,365	17,391

	32,692	39,868